Related party transactions - Holdings of key management personnel (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Shares Owned	9,599,297	562,410
Bonds owned	$ 1,177,710	$ 677,710
Commitments to managed funds	$ 3,550,000	$ 1,550,000